Note 28 - Net Assets of Disposal Group Classified As Held for Sale - Components Gain on Sale After Income Tax for Disposals (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 20, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash received		$ 331,295
Transaction and other costs		(3,663)
Carrying amount of net assets sold		(137,814)
Gain on sale before income tax		189,817
Income tax expense on gain		(100,123)
Gain on sale after income tax	$ 89,700	$ 89,694